The Royce Funds

     745 Fifth Avenue
New York, NY 10151
(212) 508-4500
(800) 221-4268

     January 17, 2014

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	The Royce Fund (the “Trust”)
File Nos. 002-80348 & 811-03599

Dear Sirs or Madam:

Enclosed herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 120 under the 1933 Act and Amendment No. 122 under the 1940 Act (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act (“Rule 485”) to reflect the addition of newly-created: (i) Service Class shares of Royce Opportunity Select Fund (“ROS”) and (ii) Consultant Class shares of Royce Dividend Value Fund (“RDV”). The Amendment contains: (i) one prospectus offering Service Class shares of ROS (the “New Service Prospectus”); (ii) one prospectus offering Consultant Class shares of RDV (the “New Consultant Prospectus”); (iii) an updated Statement of Additional Information for the Trust which reflects additional information regarding the new share classes offered by the relevant funds and updates certain non-material information (the “SAI”); and (iv) a fee waiver and expense reimbursement agreement relating to ROS. The Trust notes that Rule 18f-3 plans and distribution fee agreements for ROS and RDV were previously filed with the Commission as exhibits to the Registration Statement. The Trust further notes that a consent of the Trust’s independent registered public accounting firm will be included as an exhibit to a subsequent post-effective amendment to the Registration Statement to be filed with the Commission.

The New Service Prospectus will contain disclosure relating to ROS that is substantially similar to disclosure that was previously reviewed by the Commission staff during the third quarter of 2010 (Post-Effective Amendment No. 100 was filed under Rule 485(a)(1) on August 20, 2010 and became effective on August 31, 2010). Similarly, the New Consultant Prospectus will contain disclosure relating to RDV that is substantially similar to disclosure that was previously reviewed by the Commission staff during the third quarter of 2012 (Post-Effective Amendment No. 113 was filed under Rule 485(a)(1) on July 20, 2012 and became effective on August 1, 2012)

Disclosure in the New Service Prospectus relating to the Service Class shares of ROS is substantially similar to disclosure previously reviewed by the Commission staff during the fourth quarter of 2010 (Post-Effective Amendment No. 101 was filed under Rule 485(a)(2) on October 5, 2010 and became effective on December 29, 2010) for the Service Class shares of various series of the Trust. Similarly, disclosure in the New Consultant Prospectus relating to the Consultant Class shares of RDV is substantially similar to disclosure previously reviewed by the Commission staff during: (i) the fourth quarter of 2013/first quarter of 2014 (Post-Effective Amendment No. 117 was filed under Rule 485(a)(1) on November 8, 2013 and became effective on January 15, 2014) for the Consultant Class shares of Royce Special Equity Multi-Cap Fund and (ii) the first and second quarter of 2011 (Post-Effective Amendment No. 104 was filed under Rule 485(a)(1) on March 4, 2011 and became effective 60 days thereafter) for the Consultant Class shares of Royce Global Value Fund.

In light of the substantial similarity of the proposed disclosure to language already reviewed by the Commission staff, we respectfully request that the staff conduct a limited review of the Amendment. In addition, we hereby request that the effectiveness of this Amendment be accelerated before the close of business on March 1, 2014, or as soon thereafter as practicable.

Please contact me at (212) 508-4578 if you have any questions or comments.

Very truly yours,

/s/ John E. Denneen
John E. Denneen
General Counsel